Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Provision for legal contingencies	$ 244	$ 237
2021 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Provision for legal contingencies	43
2022 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Provision for legal contingencies	30
2023 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Provision for legal contingencies	4
2024 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Provision for legal contingencies	167
2025 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Provision for legal contingencies